Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2014
Barter and Trade Revenues and Expenses

Barter and trade revenues and expenses from continuing operations were as follows:

(In millions)	Years Ended December 31,
	2014	2013	2012
Barter and trade revenues	$69.4	$66.0	$56.5
Barter and trade expenses	68.1	58.5	58.8